Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Lasers	$3,151	$3,194
Machinery and equipment	812	834
Computer hardware and software	353	353
Construction in progress	209	51
Leasehold improvements	119	119
Automobiles	62	1,054
Furniture and fixtures	48	48

Property and equipment, gross	4,754	5,653
Accumulated depreciation	(2,724)	(3,126)

Total property and equipment, net	$2,030	$2,527

Property and equipment consisted of the following (in thousands):

	December 31,
	2020	2019
Lasers	$3,194	$3,307
Machinery and equipment	834	809
Automobiles	1,054	1,109
Computer hardware and software	353	348
Leasehold improvements	119	119
Furniture and fixtures	48	48
Construction in progress	51	23

Property and equipment, gross	5,653	5,763
Accumulated depreciation	(3,126)	(1,619)

Property and equipment, net	$2,527	$4,144